Consolidated Statement of Cash Flows - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Cash flows from operating activities:
Net loss	$ (2,187,758)	$ (2,593,195)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of conversion feature	(1,385)	(10,250)
Stock based compensation	1,105,769	843,841
Realized loss on available-for-sale securities	16,406
Depreciation	390
Depreciation and amortization		56,335
Changes in operating assets and liabilities:
Prepayments and other current assets	(117,830)	24,836
Accounts payable	116,171	(127,474)
Accrued expenses	(69,676)	67,835
Net cash used in operating activities	(1,137,913)	(1,738,072)
Cash flows from investing activities:
Website development costs and other fixed assets	(408,819)	(948,800)
Proceeds received from sales of available-for-sale securities	947,351
Purchases of intangible assets	(20,000)
Net cash provided by investing activities	518,532	(948,800)
Cash flows from financing activities:
Net proceeds from issuance of common stock	2,952	3,537,052
Cash acquired upon reverse recapitalization	479,624
Cash received from Parent prior to reverse recapitalization	735,099
Proceeds from shareholder loan	35,000
Repayment of shareholder loan	(35,000)
Net cash provided by financing activities	1,217,675	3,537,052
Net increase in cash	598,294	850,180
Cash at beginning of period	0	598,294
Cash at end of period	598,294	1,448,474
Supplemental disclosures of noncash investing and financing activities:
Reclassification of stock-based compensation to website development costs	$ 139,375	444,818
Accrual of stock issuance costs		17,508
Shares issued for investment banking fees		$ 200,880